UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     9729314808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     November 04, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     $234,961 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      240     4851 SH       SOLE                     4851
Accuray Inc                    COM                             119    18375 SH       SOLE                    18375
American Express               COM              025816109      867    25568 SH       SOLE                    25568
Amgen Inc                      COM                            1032    17130 SH       SOLE                    17130
AT&T                           COM              001957109      410    15180 SH       SOLE                    15180
Bed Bath & Beyond              COM                             356     9475 SH       SOLE                     9475
Berkshire Hathaway Cl A 1/100t COM                             202      200 SH       SOLE                      200
Berkshire Hathaway Class B     COM              084670207    61579    18531 SH       SOLE                    18531
BP plc ADR                     COM              055622104      378     7100 SH       SOLE                     7100
Bristol-Myers Squibb           COM              110122108      852    37850 SH       SOLE                    37850
Burlington Northern Santa Fe   COM                            2534    31745 SH       SOLE                    31745
Caterpillar Inc                COM              149123101      672    13100 SH       SOLE                    13100
Central Fund of Canada Cl A                     153501101     9626   726495 SH       SOLE                   726495
Chevron                        COM              166764100      278     3950 SH       SOLE                     3950
cisco Systems                  COM              17275R102      362    15375 SH       SOLE                    15375
Coca Cola                      COM              191216100    17309   322335 SH       SOLE                   322335
ConocoPhillips                 COM              20825C104     5891   130440 SH       SOLE                   130440
Diageo PLC ADR                 COM                            5097    82890 SH       SOLE                    82890
Dodge & Cox Balanced Fd                                        444     7154 SH       SOLE                     7154
Dominion Resources Black Warri COM              25746Q108     1848   128350 SH       SOLE                   128350
Dover Corporation              COM                             360     9300 SH       SOLE                     9300
Dow Chemical                   COM              260543103     4959   190230 SH       SOLE                   190230
Duke Energy                    COM              264399106      271    17200 SH       SOLE                    17200
E*Trade Group                  COM                              27    15550 SH       SOLE                    15550
Express Scripts                COM              302182100      209     2700 SH       SOLE                     2700
Exxon Mobil                    COM              30231G102     5722    83404 SH       SOLE                    83404
First Industrial Realty        COM                             113    21500 SH       SOLE                    21500
General Electric               COM              369604103     1785   108688 SH       SOLE                   108688
Home Depot                     COM              437076102     7050   264622 SH       SOLE                   264622
Honeywell Intl                 COM              438516106     2212    59540 SH       SOLE                    59540
Illinois Tool Works            COM                            2861    66975 SH       SOLE                    66975
IMS Health                     COM              449934108     1967   128120 SH       SOLE                   128120
Ingersoll-Rand Cl A            COM                             307    10000 SH       SOLE                    10000
Int'l Business Machines        COM              459200101     1061     8871 SH       SOLE                     8871
Johnson & Johnson              COM              478160104    17082   280543 SH       SOLE                   280543
Kraft Foods Cl A               COM                            2889   109977 SH       SOLE                   109977
Lilly Eli & Company            COM              532457108     8375   253545 SH       SOLE                   253545
Lowe's Companies               COM              548661107     1629    77795 SH       SOLE                    77795
M&T Bank                       COM                             609     9775 SH       SOLE                     9775
Mattel Inc                     COM                             773    41900 SH       SOLE                    41900
McDermott Int'l                COM              580037109      305    12050 SH       SOLE                    12050
McDonalds Corp                 COM              580135101      332     5815 SH       SOLE                     5815
Medtronic Inc                  COM                             380    10335 SH       SOLE                    10335
Merck & Co                     COM              589331107    19144   605245 SH       SOLE                   605245
Moody's Corporation            COM              615369105     1955    95575 SH       SOLE                    95575
Norfolk Southern               COM              655844108      244     5650 SH       SOLE                     5650
Pepsico                        COM              713448108     1392    23729 SH       SOLE                    23729
Pfizer Incorporated            COM              717081103     1493    90235 SH       SOLE                    90235
Philip Morris Int'l            COM                             294     6041 SH       SOLE                     6041
Procter & Gamble               COM              742718109     3087    53300 SH       SOLE                    53300
Schering CvPfd 6%(CR 7.421-9.0                  806605705      249     1025 SH       SOLE                     1025
Sysco                          COM              871829107      386    15550 SH       SOLE                    15550
Texas Citizens Bank            COM                             154    16200 SH       SOLE                    16200
U S Bancorp                    COM              902973304     7921   362330 SH       SOLE                   362330
United States Natural Gas Fund                                 441    37600 SH       SOLE                    37600
USG Corp                       COM              903293405    14671   853980 SH       SOLE                   853980
Vanguard 500 Index Fd                                          389     4834 SH       SOLE                     4834
Wells Fargo & Co               COM              949746101     9333   331190 SH       SOLE                   331190
YUM! Brands                    COM              895953107      446    13200 SH       SOLE                    13200
Zimmer Holdings                COM                            1988    37190 SH       SOLE                    37190